787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

VIA EDGAR

June 11, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	AllianceBernstein Multi-Manager Alternative Fund

Securities Act File No. 333-179777

Investment Company Act File No. 811-22671

Pre-Effective Amendment No. 2 to Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of AllianceBernstein Multi-Manager Alternative Fund (the “Registrant”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we hereby file via EDGAR transmission Registrant’s Pre-Effective Amendment No. 2 (the “Amendment”) to Registrant’s Registration Statement on Form N-2 (File No. 333-179777) filed on February 28, 2012.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8970.

Very truly yours,

/s/ P. Jay Spinola
P. Jay Spinola

cc:	Eric C. Freed, AllianceBernstein, L.P.

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